WARRANTS (Details Narrative) - USD ($)	Dec. 31, 2025	Dec. 30, 2025	Feb. 25, 2025	Dec. 31, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants exercise price			$ 0.78
Warrants and rights outstanding	$ 16,769
Pre-split [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrant or right outstanding			41,380
Post-split [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrant or right outstanding		4,138